Long-term debt (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2013
Debt Instrument [Line Items]
Long-term Line of Credit	$ 51,832	$ 8,622
Debt Related Commitment Fees and Debt Issuance Costs	$ 977	$ 1,175	$ 1,191
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Loan Covenant, Security Maintenance Percentage to Loans Outstanding	125.00%
Hoegh LNG [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	Höegh LNG must maintain o Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater o$200 million, and 25% of total assets o Free liquid assets (cash and cash equivalents, publicly trade debt securities with an A rating with Standard & Poor’s and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of $20 million, 5% of total consolidated indebtedness provided on a recourse basis, and Any amount specified to be a minimum liquidity requirement under any legal obligation.
Hoegh LNG Partners LP [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	The Partnership must maintain o Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of $150 million, and 25% of total assets o Free liquid assets (cash and cash equivalents, publicly trade debt securities with an A rating with Standard & Poor’s and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of $15 million, and $3 million multiplied by the number of vessels owned or leased by the Partnership
Borrowers [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	Each Borrower must maintain o Current assets greater than current liabilities as defined in the agreements, and o A ratio of EBITDA to debt service (principal repayments, guarantee commission and interest expense) of a minimum of 115%
Lampung Facility [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	4.90%	4.50%
Gallant facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	3.80%	3.40%
Hoegh Grace entities [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	3.70%
Term Loan Facility [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Secured Debt					$ 299,000
Export credit tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	The interest rate for the export credit tranche is LIBOR plus a margin of 2.3%.
Line of Credit Facility, Frequency of Payments	The export credit tranche is repayable in quarterly installments over 12 years
Debt Instrument, Basis Spread on Variable Rate				2.30%
Export credit tranche [Member] | Gallant facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	$ 26,600
Debt Instrument, Interest Rate, Stated Percentage	4.18%
Export credit tranche [Member] | Grace facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	$ 24,000
Debt Instrument, Interest Rate, Stated Percentage	4.07%
FSRU tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	The FSRU tranche has an interest rate of LIBOR plus a margin of 3.4%
Line of Credit Facility, Frequency of Payments	The FSRU tranche is repayable quarterly over 7 years
Debt Instrument, Basis Spread on Variable Rate				3.40%
Debt Related Commitment Fees and Debt Issuance Costs				$ 16,500
Secured Debt [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	The primary financial covenants under the Lampung facility are as follows: Borrower must maintain a minimum debt service coverage ratio of 1.10 to 1.00 for the preceding nine-month period tested beginning from the second quarterly repayment date of the export credit tranche and on each quarterly repayment date thereafter; Guarantor’s book equity must be greater than the higher of (i) $200 million and (ii) 25% of total assets; and Guarantor’s free liquid assets (cash and cash equivalents or available draws on credit facilities) must be greater than $20 million.
Commercial tranche [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	4.00%	3.60%
Debt Instrument, Interest Rate Terms	LIBOR plus a margin of 2.7%
Commercial tranche [Member] | Gallant facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 106,500
Commercial tranche [Member] | Grace facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 123,000
Debt Instrument, Interest Rate Terms	4.0